Future Minimum Lease Payments for Non-cancellable Operating Leases (Detail) - Dec. 31, 2015	CNY (¥)	USD ($)
Operating Leased Assets [Line Items]
2016	¥ 8,389,540	$ 1,295,122
2017	7,159,779	1,105,279
2018	6,819,782	1,052,793
2019	6,497,790	1,003,086
2020	5,414,825	835,905
Future minimum lease payments for non-cancellable operating leases	¥ 34,281,716	$ 5,292,185